Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance Table

As a Small Reporting Company (SRC), the following table shows the past two fiscal years’ total compensation for our Named Executive Officers (NEOs) as set forth in the Summary Compensation Table (“SCT”), the CAP paid to our NEOs, the Company’s total stockholder return (TSR), and our net income.

2025 Pay vs. Performance Table

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs	Value of Initial Fixed $100 Investment Based On: TSR	Net Loss
2025	$1,449,855	$(2,198,450)	$1,190,524	$1,882,920	$185	$(32,273,128)
2024	$1,036,428	$4,425,677	$713,126	$2,182,513	$108	$(73,538,157)

(1) In the table above, our CEO is Paul Travers

(2) The non-CEO NEOs for each applicable year are as follows:

–	2025: Grant Russell, Peter Jameson, and Chris Parkinson

–	2024: Grant Russell and Peter Jameson

(3) The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP:

Relationship Between Compensation Actually Paid (CAP) and Performance Measures

The Pay versus Performance table above and the charts below illustrate the following:

			Equity
Year	Executives	SCT Total	Deduct SCT Stock Awards & Option Awards	Add Year- End Fair Value of Unvested Equity Granted in the Year	Add Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Granted in Prior Years	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Compensation Actually Paid
2025	CEO	$1,449,855	$(919,416)	$1,103,299	$(3,903,541)	$—	$71,353	$(2,198,450)
	Non-CEO NEOs (average)	$1,190,524	$(474,144)	$2,326,042	$(1,216,876)	$47,250	$10,124	$1,882,920
2024	CEO	$1,036,428	$(618,125)	$1,956,797	$2,041,102	$—	$9,474	$4,425,677
	Non-CEO NEOs (average)	$713,126	$(332,431)	$1,052,373	$640,682	$—	$108,764	$2,182,513

CAP to our CEO and other NEOs has moved in line with our TSR – i.e., increases in our TSR over 2024 and 2025 were paired with increasing compensation outcomes during those years. The CAP definition of pay reflects changes in the value of unvested and vested equity, so increases in the value of our stock price were similarly reflected in the value of equity (both unvested and vested) as compared to grant-date Summary Compensation Table values of pay. In 2025 and 2024, the value of outstanding equity held by our NEOs was mixed and resulted in negative CAP for our CEO and positive CAP for our average other NEOs. The negative CAP for our CEO was primarily driven by the cancellation of our former LTIP in June 2025. The positive CAP for our other NEOs was primarily driven by new equity awards granted in 2025 that remain unvested as of December 31, 2025. We would expect that as the market value of Vuzix stock increases, CAP values will also increase given both the equity tie to stock price and the potential impact of positive financial results on incentive payouts.

CAP does not move in line with our net loss or income, as the measure can be volatile year-over-year due to accounting requirements, such as the inclusion of changes in the value of inventories, acquisitions, and related metrics. As such, we use other key measures of financial performance for a growing company, such as revenue, gross margin, and EBITDA margin, in our incentive programs.

Named Executive Officers, Footnote	(2) The non-CEO NEOs for each applicable year are as follows:
–	2025: Grant Russell, Peter Jameson, and Chris Parkinson
–	2024: Grant Russell and Peter Jameson

PEO Total Compensation Amount	$ 1,449,855	$ 1,036,428
PEO Actually Paid Compensation Amount	$ (2,198,450)	4,425,677
Adjustment To PEO Compensation, Footnote

The Pay versus Performance table above and the charts below illustrate the following:

			Equity
Year	Executives	SCT Total	Deduct SCT Stock Awards & Option Awards	Add Year- End Fair Value of Unvested Equity Granted in the Year	Add Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Granted in Prior Years	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Compensation Actually Paid
2025	CEO	$1,449,855	$(919,416)	$1,103,299	$(3,903,541)	$—	$71,353	$(2,198,450)
	Non-CEO NEOs (average)	$1,190,524	$(474,144)	$2,326,042	$(1,216,876)	$47,250	$10,124	$1,882,920
2024	CEO	$1,036,428	$(618,125)	$1,956,797	$2,041,102	$—	$9,474	$4,425,677
	Non-CEO NEOs (average)	$713,126	$(332,431)	$1,052,373	$640,682	$—	$108,764	$2,182,513

CAP to our CEO and other NEOs has moved in line with our TSR – i.e., increases in our TSR over 2024 and 2025 were paired with increasing compensation outcomes during those years. The CAP definition of pay reflects changes in the value of unvested and vested equity, so increases in the value of our stock price were similarly reflected in the value of equity (both unvested and vested) as compared to grant-date Summary Compensation Table values of pay. In 2025 and 2024, the value of outstanding equity held by our NEOs was mixed and resulted in negative CAP for our CEO and positive CAP for our average other NEOs. The negative CAP for our CEO was primarily driven by the cancellation of our former LTIP in June 2025. The positive CAP for our other NEOs was primarily driven by new equity awards granted in 2025 that remain unvested as of December 31, 2025. We would expect that as the market value of Vuzix stock increases, CAP values will also increase given both the equity tie to stock price and the potential impact of positive financial results on incentive payouts.

Non-PEO NEO Average Total Compensation Amount	$ 1,190,524	713,126
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,882,920	2,182,513
Adjustment to Non-PEO NEO Compensation Footnote

The Pay versus Performance table above and the charts below illustrate the following:

			Equity
Year	Executives	SCT Total	Deduct SCT Stock Awards & Option Awards	Add Year- End Fair Value of Unvested Equity Granted in the Year	Add Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Granted in Prior Years	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Compensation Actually Paid
2025	CEO	$1,449,855	$(919,416)	$1,103,299	$(3,903,541)	$—	$71,353	$(2,198,450)
	Non-CEO NEOs (average)	$1,190,524	$(474,144)	$2,326,042	$(1,216,876)	$47,250	$10,124	$1,882,920
2024	CEO	$1,036,428	$(618,125)	$1,956,797	$2,041,102	$—	$9,474	$4,425,677
	Non-CEO NEOs (average)	$713,126	$(332,431)	$1,052,373	$640,682	$—	$108,764	$2,182,513

CAP to our CEO and other NEOs has moved in line with our TSR – i.e., increases in our TSR over 2024 and 2025 were paired with increasing compensation outcomes during those years. The CAP definition of pay reflects changes in the value of unvested and vested equity, so increases in the value of our stock price were similarly reflected in the value of equity (both unvested and vested) as compared to grant-date Summary Compensation Table values of pay. In 2025 and 2024, the value of outstanding equity held by our NEOs was mixed and resulted in negative CAP for our CEO and positive CAP for our average other NEOs. The negative CAP for our CEO was primarily driven by the cancellation of our former LTIP in June 2025. The positive CAP for our other NEOs was primarily driven by new equity awards granted in 2025 that remain unvested as of December 31, 2025. We would expect that as the market value of Vuzix stock increases, CAP values will also increase given both the equity tie to stock price and the potential impact of positive financial results on incentive payouts.

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return Amount	$ 185	108
Net Income (Loss)	$ (32,273,128)	(73,538,157)
PEO Name	Paul Travers
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (919,416)	(618,125)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,103,299	1,956,797
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,903,541)	2,041,102
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,353	9,474
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(474,144)	(332,431)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,326,042	1,052,373
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,216,876)	640,682
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,250
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,124	$ 108,764